Consolidated Statements of Changes in Shareholders’ Equity		Ordinary Shares HKD ($) shares	Shares subscription receivable HKD ($)	Additional paid-in capital HKD ($)	Retained earnings HKD ($)	Accumulated other comprehensive income HKD ($)	HKD ($) shares	USD ($) shares
Balance at Mar. 31, 2021	[1]	$ 78,498	$ (78,498)	$ 9,000	$ 8,526,526		$ 8,535,526	$ 1,097,871
Balance (in Shares) at Mar. 31, 2021	[1]	19,200,000
Net income					10,216,207		10,216,207	1,304,333
Foreign currency translation								(8,111)
Balance at Mar. 31, 2022		$ 78,498	(78,498)	9,000	18,742,733		18,751,733	2,394,093
Balance (in Shares) at Mar. 31, 2022		19,200,000
Net income					6,027,651		6,027,651	767,862
Foreign currency translation						12,562	12,562	(3,707)
Balance at Mar. 31, 2023		$ 78,498	(78,498)	9,000	24,770,384	12,562	$ 24,791,946	$ 3,158,248
Balance (in Shares) at Mar. 31, 2023		19,200,000					19,200,000	19,200,000
Net income					5,262,779		$ 5,262,779	$ 672,481
Cumulative- effect of adoption of CECL					315,328		315,328	40,293
Dividend payments					(7,830,000)		(7,830,000)	(1,000,000)
Foreign currency translation						(13,634)	(13,634)	7,423
Balance at Mar. 31, 2024		$ 78,498	$ (78,498)	$ 9,000	$ 22,518,491	$ (1,072)	$ 22,526,419	$ 2,878,445
Balance (in Shares) at Mar. 31, 2024		19,200,000					19,200,000	19,200,000

[1]	Giving retroactive effect to the 2 for 1 stock split effected on June 25, 2021.